Note 10 - Summary of the Status of the Warrants Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise Price 1 [Member]
Number Outstanding (in shares) | shares	213,402
Weighted Average Remaining Contractual Life	32 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.78
Exercise Price 4 [Member]
Number Outstanding (in shares) | shares	461,340
Weighted Average Remaining Contractual Life	5 years 120 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.15
Exercise Price 5 [Member]
Number Outstanding (in shares) | shares	54,367
Weighted Average Remaining Contractual Life	215 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2
Number Outstanding (in shares) | shares	729,109
Weighted Average Remaining Contractual Life	3 years 160 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.11